Stockholders Deficit (Details 2) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Estimated stock price		$ 7.61	$ 1.89	$ 1.64
Exercise price		$ 7.61	$ 1.64	$ 1.64
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected life		4 years		5 years
Expected Volatility	69.00%	69.00%	39.00%	70.00%
Risk free interest rate	4.23%	4.68%	0.00%	4.06%
Minimum [Member]
Estimated stock price	$ 1.49
Exercise price	$ 1.49
Expected life	5 years		5 years
Maximum [Member]
Estimated stock price	$ 6.59
Exercise price	$ 6.59
Expected life	10 years		10 years